OLD MUTUAL FUNDS II

Supplement Dated October 9, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Funds II (the “Trust”), dated July 28, 2008.  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following discussion supplements the disclosure under the heading “About Your Investment”, located on page 97 of the Prospectus, and shall remain in effect until the expiration of the initial term of the Temporary Guarantee Program for Money Market Funds on December 18, 2008.

Temporary Guarantee Program for Money Market Funds

The U.S. Treasury Department has established a Temporary Guarantee Program for Money Market Funds (the “Program”).  The Program is voluntary and is open to most money market funds. Under the Program, the Treasury Department will guarantee shareholders in a participating money market fund that they will receive $1 for each fund share covered by the Program, in the event that the fund liquidates and the per share value at the time of liquidation is less than $0.995 (the “Guarantee Event”), commonly referred to as “breaking the buck.”

At a meeting held on October 6, 2008, the Board of Trustees of Old Mutual Funds II determined that the Old Mutual Cash Reserves Fund (the “Cash Reserves Fund” or the “Fund”) will participate in the initial term of the Program, which expires on December 18, 2008. Old Mutual Capital, Inc. has agreed to pay the fees required to participate in the Program for the initial term.

The Program covers shareholders of record of the Cash Reserves Fund on September 19, 2008 who continue to hold Fund shares at the time of a Guarantee Event.  The number of shares of each record holder covered by the Program will be the lesser of (a) the number of Fund shares owned by the record holder on September 19, 2008, or (b) the number of Fund shares owned by the record holder on the date of a Guarantee Event.  If the number of shares held fluctuates, even to zero, due to purchases or sales of shares during the Program period, shareholders will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less.  The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008.  Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share.

In order to recover, a Guarantee Event must occur during the term of the Program (described below).  Recovery under the Program requires the Fund to liquidate.  Upon declaration of a Guarantee Event, the Fund will be required to suspend redemptions, cease sales and cease declaration and payment of dividends.  For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.  Guarantee payments under the Program will not exceed the amount available within in the U.S. Treasury Department’s Exchange Stabilization Fund on the date of payment (currently, approximately $50 billion).

The Program is designed to address temporary dislocations in credit markets. The Program will exist for an initial three month term through December 18, 2008, after which the Secretary of the Treasury will review the need and terms for extending the Program. Following the initial three month term, the Secretary may renew the Program up to the close of business on September 18, 2009. The Program will not automatically extend for the full year without the approval of the Secretary of the Treasury, and the Cash Reserves Fund would have to renew its participation at the extension point to maintain coverage and pay additional fees required in connection with any renewal beyond the Program’s initial three month term. If the Treasury does not renew the Program at the end of the initial three month period, the Program will terminate.

For additional information on the Program, visit the U.S. Treasury Department’s website at www.ustreas.gov.  Neither this Prospectus Supplement, the Prospectus referred to above, nor the Cash Reserves Fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.
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Distributor: Old Mutual Investment Partners
R-08-382  10/2008

OLD MUTUAL FUNDS II

Supplement Dated October 9, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Prospectus of Old Mutual Funds II (the “Trust”), dated July 28, 2008.  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following discussion supplements the disclosure under the heading “About Your Investment”, located on page 109 of the Prospectus, and shall remain in effect until the expiration of the initial term of the Temporary Guarantee Program for Money Market Funds on December 18, 2008.

Temporary Guarantee Program for Money Market Funds

The U.S. Treasury Department has established a Temporary Guarantee Program for Money Market Funds (the “Program”).  The Program is voluntary and is open to most money market funds. Under the Program, the Treasury Department will guarantee shareholders in a participating money market fund that they will receive $1 for each fund share covered by the Program, in the event that the fund liquidates and the per share value at the time of liquidation is less than $0.995 (the “Guarantee Event”), commonly referred to as “breaking the buck.”

At a meeting held on October 6, 2008, the Board of Trustees of Old Mutual Funds II determined that the Old Mutual Cash Reserves Fund (the “Cash Reserves Fund” or the “Fund”) will participate in the initial term of the Program, which expires on December 18, 2008. Old Mutual Capital, Inc. has agreed to pay the fees required to participate in the Program for the initial term.

The Program covers shareholders of record of the Cash Reserves Fund on September 19, 2008 who continue to hold Fund shares at the time of a Guarantee Event.  The number of shares of each record holder covered by the Program will be the lesser of (a) the number of Fund shares owned by the record holder on September 19, 2008, or (b) the number of Fund shares owned by the record holder on the date of a Guarantee Event.  If the number of shares held fluctuates, even to zero, due to purchases or sales of shares during the Program period, shareholders will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less.  The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008.  Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share.

In order to recover, a Guarantee Event must occur during the term of the Program (described below).  Recovery under the Program requires the Fund to liquidate.  Upon declaration of a Guarantee Event, the Fund will be required to suspend redemptions, cease sales and cease declaration and payment of dividends.  For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.  Guarantee payments under the Program will not exceed the amount available within in the U.S. Treasury Department’s Exchange Stabilization Fund on the date of payment (currently, approximately $50 billion).

The Program is designed to address temporary dislocations in credit markets. The Program will exist for an initial three month term through December 18, 2008, after which the Secretary of the Treasury will review the need and terms for extending the Program. Following the initial three month term, the Secretary may renew the Program up to the close of business on September 18, 2009. The Program will not automatically extend for the full year without the approval of the Secretary of the Treasury, and the Cash Reserves Fund would have to renew its participation at the extension point to maintain coverage and pay additional fees required in connection with any renewal beyond the Program’s initial three month term. If the Treasury does not renew the Program at the end of the initial three month period, the Program will terminate.

For additional information on the Program, visit the U.S. Treasury Department’s website at www.ustreas.gov.  Neither this Prospectus Supplement, the Prospectus referred to above, nor the Cash Reserves Fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.
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Distributor: Old Mutual Investment Partners
R-08-381  10/2008